Revenue	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenue
5	Revenue
During the years ended December 31, 2018, 2019 and 2020, revenue contributed from music subscription packages amounted to RMB2,499 million, RMB3,563 million and RMB5,560 million, respectively.
As at December 2019 and 2020, incremental contract costs related to contracts with customers are not material to the Group. Details of contract liabilities were disclosed in Note 26.